Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022		$ 27
2023		25
2024		19
2025		12
2026		9
Thereafter		14
Total lease payments		106
Less: imputed interest		9
Present value of lease liabilities		97
Operating lease liabilities	$ 22	24	$ 22
Long-term lease obligations	$ 68	73	81
Finance Lease, Liability, Payment, Due [Abstract]
2022		11
2023		11
2024		11
2025		10
2026		10
Thereafter		104
Total lease payments		157
Less: imputed interest		44
Present value of lease liabilities		113
Less: current maturities		6	5
Long-term lease obligations		$ 107	$ 109